Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	£ 131	£ 123
- deferred	27	33
Share awards - not deferred	10	11
- deferred	26	30
Total discretionary bonus	194	197
Expenses charged in the year [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	131	123
- deferred	10	13
Share awards - not deferred	10	11
- deferred	9	13
Total discretionary bonus	160	160
Expenses deferred to future periods [member]
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	0
- deferred	17	20
Share awards - not deferred	0
- deferred	17	17
Total discretionary bonus	£ 34	£ 37